Shareholders' equity	12 Months Ended
Dec. 31, 2024
Shareholders' equity
Shareholders' equity

21.Shareholders’ equity

Ordinary shares

As of December 31,2024, the issued share capital consisted of 1,570,790,570 ordinary shares at a par value of US$ 0.00001 per share (previously US$0.0001 per share before the Share split as detailed in Note 1), of which 1,262,075,580 shares were designated as Class A ordinary shares, 308,714,990 as Class B ordinary shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. Nil and nil Class B ordinary shares were converted into an equal number of Class A ordinary shares in 2023 and 2024, respectively.

In January 2021, the Company completed its IPO, 133,975,000 American depositary shares (“ADSs”), representing 133,975,000 Class A Ordinary shares, were issued and sold to the public, with proceeds of approximately US$1,553.0 million, net of underwriter commissions and relevant offering expenses.

Treasury stock

On December 8, 2021, the Company announced that its Board of Directors authorized a share repurchase program under which the Company may repurchase up to US$500 million of its shares over a period until December 31, 2023.

In December 2023, the Company’s Board of Directors authorized the extension of its existing share repurchase program established in December 2021 for an additional 24-month period through December 31, 2025.

As of December 31, 2024, the Company has cumulatively repurchased approximately 157.2 million ADSs (equivalent to approximately 157.2 million ordinary shares) for approximately US$304.7 million under this program.

The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity.

Additionally, in order to lower the average cost of acquiring shares in the ongoing share repurchase program, the Company purchased a series of capped call options of US$130.3 million for the repurchase of shares. Upon expiration of the option, if the closing market price of the Company’s common share is at or above the pre-determined price (the “Strike Price”), the Company will have its initial investment returned with a premium in either cash or shares at the Company’s election. If the closing market price is below the Strike Price, the Company will receive the number of shares specified in the agreement. As the outcome of these arrangements is based entirely on the Company’s stock price and does not require the Company to deliver either shares or cash, other than the initial investment, the entire transaction is recorded in equity. As of December 31, 2024, the Company received approximate US$45.8 million (approximately RMB325.8 million) of cash and approximate US$69.4 million (approximately RMB493.2 million) of shares that was recorded in equity.

21.Shareholders’ equity (Continued)

Retained earnings

Relevant PRC laws and regulations permit payments of dividends by the Group’s entities incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s entities in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations. As a result of these and other restrictions under PRC laws and regulations, the Company’s subsidiaries, the VIE and VIE’s subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. Amounts of net assets restricted include paid-in capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the VIEs in which the Company has no legal ownership, totaling RMB71,724 and RMB73,621 (US$ 10,086) as of December 31, 2023 and 2024, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. Except for the above, there is no other restriction on the use of proceeds generated by the Company’s subsidiaries, the VIE and VIE’s subsidiaries to satisfy any obligations of the Company.

In November 2023, the Company announced that its Board of Directors approved a cash dividend of US$0.01 per ordinary share, or US$0.01 per ADS, to holders of ordinary shares and holders of ADSs, respectively, as of the close of business on December 1, 2023 Beijing/Hong Kong Time and New York Time, respectively, payable in U.S. dollars. The majority of cash dividend was paid in December 2023 to shareholders. The aggregate amount of the dividend is approximately RMB93,265.

In November 2024, the Company announced that its Board of Directors approved a cash dividend of US$0.01 per ordinary share, or US$0.01 per ADS, to holders of ordinary shares and holders of ADSs, respectively, as of the close of business on December 6, 2024 Beijing/Hong Kong Time and New York Time, respectively, payable in U.S. dollars. The majority of cash dividend was paid in December 2024 to shareholders. The aggregate amount of the dividend is approximately RMB98,139 (US$ 13,654).

For the year ended December 31, 2024, the Company performed a test on the restricted net assets of its consolidated subsidiaries and VIE (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3) “General Notes to Financial Statements” and concluded that the restricted net assets do not exceed 25% of the consolidated net assets of the Company as of December 31, 2024 and the condensed financial information of the Company are not required to be presented.